Acquisition (Other Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Internet service business acquired in 2011 [Member]	Dec. 31, 2011 Internet service business acquired in 2011 [Member]	Dec. 31, 2011 Anti-virus business acquired in 2011 [Member]	Jun. 30, 2011 Anti-virus business acquired in 2011 [Member]	Sep. 30, 2012 Software development business acquired in 2012 [Member]	Dec. 31, 2013 Software development business acquired in 2012 [Member]	Dec. 31, 2012 Software development business acquired in 2012 [Member]	Dec. 31, 2013 Internet service business acquired in 2013 [Member]	May 31, 2013 Internet service business acquired in 2013 [Member]	May 31, 2013 Internet data center business ("Entity P") acquired in 2013 [Member]	Dec. 31, 2013 Internet data center business ("Entity P") acquired in 2013 [Member]
Business Acquisition [Line Items]
Equity interest new acquired, step acquisition, percentage				65.00%				65.00%
Cash consideration				$ 618			$ 491	$ 312				$ 1,790	$ 3,257
Goodwill	29,509	4,628	4,580	338			120					1,248	317
Cash consideration, paid					$ 618	$ 491			$ 127	$ 185	$ 1,790			$ 3,257
Percentage of economic ownership													51.00%